12. Stockholders' Equity: Options: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Number of Shares		Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595		$.75
Granted	19,020,414	(1)	$.42
Exercised	-		$-
Cancelled	(18,884,334	)(2)	$(.92)
Outstanding – December 31, 2012	55,462,675		$.55
Granted	200,000		$.69
Exercised	(460,000)		$(09)
Cancelled	(5,596,000)		$(.36)
Outstanding – March 31, 2013	49,606,675		$.59